Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities	The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of December 31, 2022, and 2021. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.
Additionally, as of December 31, 2022, and 2021, the disclosure of the fair value for the lease obligations is not required.

	Carrying amount						Fair value hierarchy
As of December 31, 2022	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	12,755,568	—	—	—	—	12,755,568	—	12,755,568	—	12,755,568
Equity instruments (1)	—	—	370,317	—	—	370,317	—	370,317	—	370,317
Total	12,755,568	—	370,317	—	—	13,125,885
Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	64,414,511	—	64,414,511	—	—	—	—
Customers	—	—	—	107,117,145	—	107,117,145	—	—	—	—
Officials and employees	—	—	—	4,965,645	—	4,965,645	—	—	—	—
Sundry debtors	—	—	—	40,074,758	—	40,074,758	—	—	—	—
Investments in joint ventures and associates	—	—	—	2,043,966	—	2,043,966	—	—	—	—
Notes receivable	—	—	—	1,334,126	—	1,334,126	—	—	—	—
Mexican Government Bonds	—	—	—	110,179,517	—	110,179,517	108,062,414	—	—	108,062,414
Other assets	—	—	—	4,602,021	—	4,602,021	—	—	—	—
Total	—	—	—	334,731,689	—	334,731,689
Financial liabilities measured at fair value
Derivative financial instruments	(22,242,056)	—	—	—	—	(22,242,056)	—	(22,242,056)	—	(22,242,056)
Total	(22,242,056)	—	—	—	—	(22,242,056)
Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(282,245,250)	(282,245,250)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(81,808,426)	(81,808,426)	—	—	—	—
Leases	—	—	—	—	(51,131,575)	(51,131,575)	—	—	—	—
Debt	—	—	—	—	(2,091,463,996)	(2,091,463,996)	—	(1,853,421,785)	—	(1,853,421,785)
Total	—	—	—	—	(2,506,649,247)	(2,506,649,247)
(1)Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.

	Carrying amount						Fair value hierarchy
As of December 31, 2021	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	12,473,967	—	—	—	—	12,473,967	—	12,473,967	—	12,473,967
Equity instruments (1)	—	—	448,949	—	—	448,949	—	448,949	—	448,949
Total	12,473,967	—	448,949	—	—	12,922,916
Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	76,506,447	—	76,506,447	—	—	—	—
Customers	—	—	—	101,259,081	—	101,259,081	—	—	—	—
Officials and employees	—	—	—	3,752,693	—	3,752,693	—	—	—	—
Sundry debtors	—	—	—	37,034,460	—	37,034,460	—	—	—	—
Investments in joint ventures and associates	—	—	—	2,254,952	—	2,254,952	—	—	—	—
Notes receivable	—	—	—	1,646,290	—	1,646,290	—	—	—	—
Mexican Government Bonds	—	—	—	110,855,356	—	110,855,356	109,124,514	—	—	109,124,514
Other assets	—	—	—	4,537,481	—	4,537,481	—	—	—	—
Total	—	—	—	337,846,759	—	337,846,759
Financial liabilities measured at fair value
Derivative financial instruments	(13,636,086)	—	—	—	—	(13,636,086)	—	(13,636,086)	—	(13,636,086)
Total	(13,636,086)	—	—	—	—	(13,636,086)
Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(264,056,358)	(264,056,358)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(32,015,808)	(32,015,808)	—	—	—	—
Leases	—	—	—	—	(59,351,648)	(59,351,648)	—	—	—	—
Debt	—	—	—	—	(2,249,695,894)	(2,249,695,894)	—	(2,211,701,630)	—	(2,211,701,630)
Total	—	—	—	—	(2,605,119,708)	(2,605,119,708)
(1)Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.
Summary of Monetary Assets and Liabilities Denominated In Foreign Currency
As of December 31, 2022 and 2021, PEMEX has monetary assets and liabilities denominated in foreign currency as indicated below:

	As of December 31, 2022
	Foreign currency
	Assets	Liabilities	Net position Asset/(Liability)	Exchange rate	Equivalent to Mexican peso
U.S. dollar	10,362,175	111,567,112	(101,204,937)	19.4143	Ps.	(1,964,823,008)
Euro	2,464	10,143,850	(10,141,386)	20.7083	(210,010,864)
Pounds sterling	4,467	450,285	(445,818)	23.3496	(10,409,672)
Japanese yen	—	110,180,315	(110,180,315)	0.1470	(16,196,506)
Swiss francs	—	365,554	(365,554)	20.9791	(7,668,994)
Total					Ps.	(2,209,109,044)

	As of December 31, 2021
	Foreign currency
	Assets	Liabilities	Net position Asset/(Liability)	Exchange rate	Equivalent to Mexican peso
U.S. dollar	14,268,352	97,614,622	(83,346,270)	20.5835	Ps.	(1,715,557,949)
Euro	741,098	11,735,899	(10,994,801)	23.4086	(257,372,899)
Pounds sterling	2,085	469,032	(466,947)	27.8834	(13,020,070)
Japanese yen	—	110,178,061	(110,178,061)	0.1789	(19,710,855)
Swiss francs	—	365,348	(365,348)	22.5924	(8,254,088)
Total					Ps.	(2,013,915,861)